Employee benefits - Actuarial Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	1.00%	1.00%
Bottom of range | SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries		0.00%
Top of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	2.00%	2.00%
Top of range | SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries		2.50%
Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.10%	0.55%
Inflation rate	2.00%	2.00%
Rate of increase in salaries	2.80%	2.80%
SWEDEN | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.80%	1.05%
Inflation rate	2.20%	1.50%
Rate of increase in salaries	3.20%	2.50%
Rate of increase for pensions in payment	2.20%	1.50%
Austria | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.90%	1.00%
Inflation rate	2.00%	2.00%
Rate of increase in salaries	2.00%	2.00%
Rate of increase for pensions in payment	0.00%	0.00%
Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.35%	0.33%
Inflation rate	1.50%	1.00%
Rate of increase in salaries	2.63%	2.63%
Rate of increase for pensions in payment	0.00%	0.00%
SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.10%	0.15%
Inflation rate	1.00%	0.20%
Rate of increase in salaries	1.50%
Rate of increase for pensions in payment	0.00%	0.00%